INCOME STATEMENT DETAILS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Addition to deferred revenues			₪ 92
Revenues from equipment			11
Revenues from equipment from operating leases			11
Revenues from services for operating leases			₪ 10
Percentage Increase in Revenues [Member]
Statement Line Items [Line Items]
Percentage of performance obligations that were unsatisfied or partially unsatisfied as year end that will be recognized as revenue during subsequent years	25.00%	60.00%